FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05914
                                   ---------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON GLOBAL OPPORTUNITIES TRUST

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   8

                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1
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TEMPLETON GLOBAL OPPORTUNITIES TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------
                                                            INDUSTRY                    SHARES       VALUE
--------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 97.6%
    AUSTRALIA 2.7%
    Alumina Ltd. ............................             Metals & Mining                583,600   $ 2,386,235
    Australia & New Zealand Banking
      Group Ltd. ............................            Commercial Banks                160,560     2,221,823
    Australia & New Zealand Banking
      Group Ltd., 144A ......................            Commercial Banks                 29,192       403,958
    Mayne Group Ltd. ........................    Health Care Providers & Services      1,727,830     4,965,462
                                                                                                   -----------
                                                                                                     9,977,478
                                                                                                   -----------
    BERMUDA 2.4%
    ACE Ltd. ................................                Insurance                    94,225     3,774,654
    XL Capital Ltd., A ......................                Insurance                    69,790     5,163,762
                                                                                                   -----------
                                                                                                     8,938,416
                                                                                                   -----------
    CANADA 1.1%
 (a)Celestica Inc. ..........................   Electronic Equipment & Instruments       168,085     2,138,791
    Domtar Inc. .............................         Paper & Forest Products            161,300     1,943,759
                                                                                                   -----------
                                                                                                     4,082,550
                                                                                                   -----------
    CHINA 8.4%
 (a)BYD Co. Ltd., H .........................          Electrical Equipment              478,000     1,452,906
 (a)China Life Insurance Co. Ltd. ...........                Insurance                 2,671,000     1,712,794
    China Mobile (Hong Kong) Ltd. ...........   Wireless Telecommunication Services    1,973,500     5,998,557
    China Pharmaceutical Enterprise &
      Investment Corp. Ltd. .................             Pharmaceuticals             18,492,000     4,648,376
    China Resources Power Co. Ltd. ..........           Electric Utilities             8,344,000     4,788,822
    China Resources Power Co. Ltd., 144A ....           Electric Utilities             1,782,000     1,022,733
    Chitaly Holding .........................           Household Durables               260,000       160,057
    PetroChina Co. Ltd., H ..................                Oil & Gas                 6,674,000     3,573,584
 (a)PICC Property & Casualty Co. Ltd., 144A .              Insurance                     182,000        64,190
 (a)TCL Communication Technology Holdings ...        Communications Equipment          2,267,200       319,848
    TCL International Holdings Inc. .........           Household Durables             5,668,000     1,690,107
    Weiqiao Textile Co., 144A ...............     Textiles Apparel & Luxury Goods      1,050,000     1,703,496
    Weiqiao Textile Co., Ltd. ...............     Textiles Apparel & Luxury Goods      2,234,500     3,625,202
                                                                                                   -----------
                                                                                                    30,760,672
                                                                                                   -----------
    FRANCE 5.7%
    AXA SA ..................................                Insurance                   102,318     2,072,956
    Sanofi-Aventis ..........................             Pharmaceuticals                 83,866     6,091,380
    Suez SA .................................   Multi-Utilities & Unregulated Power      235,860     5,063,048
    Total SA, B .............................                Oil & Gas                    26,977     5,502,429
    Valeo SA ................................             Auto Components                 53,688     1,968,438
                                                                                                   -----------
                                                                                                    20,698,251
                                                                                                   -----------
    GERMANY 5.4%
    Bayer AG, Br. ...........................                Chemicals                   116,900     3,198,557
    Celesio AG ..............................    Health Care Providers & Services         49,300     3,360,040
    Deutsche Post AG ........................         Air Freight & Logistics            131,260     2,548,310
    E.ON AG .................................           Electric Utilities                57,480     4,235,669


                                          Quarterly Statement of Investments | 3
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TEMPLETON GLOBAL OPPORTUNITIES TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------
                                                            INDUSTRY                      SHARES       VALUE
----------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    GERMANY (CONT.)
    Merck KGaA ..............................              Pharmaceuticals                  59,510   $ 3,367,583
    Volkswagen AG ...........................                Automobiles                    76,020     2,924,319
                                                                                                     -----------
                                                                                                      19,634,478
                                                                                                     -----------
    HONG KONG 2.0%
    Bank of East Asia Ltd. ..................              Commercial Banks                 40,400       113,471
    Cheung Kong Holdings Ltd. ...............                Real Estate                   512,000     4,383,112
 (a)CK Life Sciences International
      (Holdings) Inc. .......................               Biotechnology                   19,800         3,454
    Hutchison Whampoa Ltd., ADR .............          Industrial Conglomerates             26,100     1,020,943
    MTR Corp. Ltd. ..........................                Road & Rail                   449,500       677,375
    Swire Pacific Ltd., A ...................          Industrial Conglomerates            145,000     1,008,856
                                                                                                     -----------
                                                                                                       7,207,211
                                                                                                     -----------
    INDIA .7%
    Satyam Computers Services Ltd. ..........                IT Services                   331,900     2,726,876
                                                                                                     -----------

    ISRAEL .4%
 (a)Check Point Software Technologies Ltd. ..                  Software                     76,200     1,293,114
                                                                                                     -----------

    ITALY 1.9%
    Eni SpA .................................                 Oil & Gas                    184,151     4,131,688
    Telecom Italia SpA, di Risp .............   Diversified Telecommunication Services   1,278,998     2,934,833
                                                                                                     -----------
                                                                                                       7,066,521
                                                                                                     -----------
    JAPAN 7.3%
    East Japan Railway Co. ..................                Road & Rail                       447     2,314,484
    Hitachi Ltd. ............................     Electronic Equipment & Instruments       665,000     4,023,164
    Komatsu Ltd. ............................                 Machinery                    526,000     3,382,913
    Kurita Water Industries Ltd. ............                 Machinery                    209,000     2,838,307
    NEC Corp. ...............................          Computers & Peripherals             175,000     1,047,600
    Nintendo Co. Ltd. .......................                  Software                     33,200     4,065,368
    Nippon Telegraph & Telephone Corp. ......   Diversified Telecommunication Services         400     1,595,131
    Nomura Holdings Inc. ....................              Capital Markets                 324,000     4,164,600
    Sompo Japan Insurance Inc. ..............                 Insurance                     44,000       373,311
    Sony Corp. ..............................             Household Durables                82,800     2,828,069
                                                                                                     -----------
                                                                                                      26,632,947
                                                                                                     -----------
    MEXICO 1.7%
    Kimberly Clark de Mexico SA de CV, A ....             Household Products               445,600     1,308,654
    Telefonos de Mexico SA de CV
      (Telmex), L, ADR ......................   Diversified Telecommunication Services     155,520     5,018,630
                                                                                                     -----------
                                                                                                       6,327,284
                                                                                                     -----------
    NETHERLANDS 5.0%
    Akzo Nobel NV ...........................                 Chemicals                    183,620     6,492,528
    ING Groep NV ............................       Diversified Financial Services         238,440     6,025,870
    Koninklijke Philips Electronics NV ......             Household Durables               163,503     3,749,761
    Royal Dutch Petroleum Co. ...............                 Oil & Gas                     41,000     2,114,632
                                                                                                     -----------
                                                                                                      18,382,791
                                                                                                     -----------


4 | Quarterly Statement of Investments

TEMPLETON GLOBAL OPPORTUNITIES TRUST

-------------------------------------------------------------------------------------------------------------------
                                                                INDUSTRY                     SHARES        VALUE
-------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    NEW ZEALAND 1.1%
    Carter Holt Harvey Ltd. .................           Paper & Forest Products             1,176,225   $ 1,793,014
    Fisher & Paykel Healthcare Corp. Ltd. ...       Health Care Equipment & Supplies          233,370     2,403,252
                                                                                                        -----------
                                                                                                          4,196,266
                                                                                                        -----------
    SINGAPORE 1.2%
    DBS Group Holdings Ltd. .................               Commercial Banks                  451,000     4,284,145
                                                                                                        -----------

    SOUTH KOREA 6.4%
    Bank of Pusan ...........................               Commercial Banks                  351,400     2,120,912
    Daegu Bank Co. Ltd. .....................               Commercial Banks                  391,500     2,230,343
    Hana Bank ...............................               Commercial Banks                   66,540     1,583,323
 (a)Kookmin Bank ............................               Commercial Banks                  100,070     3,167,652
    Korea Electric Power Corp. ..............              Electric Utilities                 106,000     2,002,171
    Korea Electric Power Corp., ADR .........              Electric Utilities                 379,770     4,006,573
    KT Corp., ADR ...........................    Diversified Telecommunication Services       165,185     2,984,893
    Samsung Electronics Co. Ltd. ............   Semiconductors & Semiconductor Equipment        8,630     3,432,514
    SK Telecom Co. Ltd., ADR ................     Wireless Telecommunication Services          92,600     1,801,070
                                                                                                        -----------
                                                                                                         23,329,451
                                                                                                        -----------
    SPAIN 3.5%
    Iberdrola SA, Br. .......................              Electric Utilities                 180,936     3,758,014
    Repsol YPF SA ...........................                  Oil & Gas                      243,720     5,359,082
    Telefonica SA ...........................    Diversified Telecommunication Services       249,976     3,746,298
                                                                                                        -----------
                                                                                                         12,863,394
                                                                                                        -----------
    SWEDEN 2.4%
    Atlas Copco AB, A .......................                  Machinery                       89,400     3,439,974
    Nordea Bank AB ..........................               Commercial Banks                  400,900     3,278,027
    Securitas AB, B .........................        Commercial Services & Supplies           140,800     1,876,869
                                                                                                        -----------
                                                                                                          8,594,870
                                                                                                        -----------
    SWITZERLAND 3.7%
    Lonza Group AG ..........................                  Chemicals                       41,300     1,872,448
    Nestle SA ...............................                Food Products                      8,740     2,007,582
    Swiss Reinsurance Co. ...................                  Insurance                       82,260     4,746,912
    UBS AG ..................................               Capital Markets                    69,000     4,871,175
                                                                                                        -----------
                                                                                                         13,498,117
                                                                                                        -----------
    TAIWAN .5%
    Chunghwa Telecom Co. Ltd., ADR ..........    Diversified Telecommunication Services       112,100     1,974,081
                                                                                                        -----------

    THAILAND 1.7%
 (a)Airports of Thailand PCL, 144A ..........        Transportation Infrastructure          2,135,400     2,567,641
    BEC World Public Co. Ltd., fgn. .........                    Media                      1,988,500       865,088
    Krung Thai Bank Public Co. Ltd., 144A ...               Commercial Banks               15,000,000     2,936,556
                                                                                                        -----------
                                                                                                          6,369,285
                                                                                                        -----------
    UNITED KINGDOM 13.3%
    Abbey National PLC ......................               Commercial Banks                  439,100     4,455,768
    BAE Systems PLC .........................             Aerospace & Defense               1,872,337     7,625,263
    BP PLC ..................................                  Oil & Gas                      383,840     3,668,967


                                          Quarterly Statement of Investments | 5

TEMPLETON GLOBAL OPPORTUNITIES TRUST

--------------------------------------------------------------------------------------------------------------------
                                                                INDUSTRY                      SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    UNITED KINGDOM (CONT.)
 (a)British Airways PLC .....................                   Airlines                      214,800   $    807,650
    Cable & Wireless PLC ....................    Diversified Telecommunication Services       705,230      1,249,162
    Cadbury Schweppes PLC ...................                Food Products                    225,600      1,737,397
    GlaxoSmithKline PLC .....................               Pharmaceuticals                    90,900      1,961,764
    HSBC Holdings PLC .......................               Commercial Banks                  156,800      2,493,613
    Marks & Spencer Group PLC ...............               Multiline Retail                  329,457      2,047,689
    National Grid Transco PLC ...............     Multi-Utilities & Unregulated Power         289,400      2,455,542
    Shell Transport & Trading Co. PLC .......                  Oil & Gas                      891,744      6,552,426
    Shire Pharmaceuticals Group PLC .........               Pharmaceuticals                   511,978      4,849,717
    Smiths Group PLC ........................           Industrial Conglomerates              219,270      2,948,181
    Unilever PLC ............................                Food Products                    504,367      4,110,446
    Yell Group PLC ..........................                    Media                        292,700      1,869,618
                                                                                                        ------------
                                                                                                          48,833,203
                                                                                                        ------------
    UNITED STATES 19.1%
    Abbott Laboratories .....................               Pharmaceuticals                   137,640      5,830,430
 (a)Agere Systems Inc., A ...................   Semiconductors & Semiconductor Equipment      200,790        210,829
    American International Group Inc. .......                  Insurance                       31,152      2,118,024
    AmerisourceBergen Corp. .................       Health Care Providers & Services           62,300      3,346,133
    AON Corp. ...............................                  Insurance                      152,920      4,394,921
    Applera Corp-Applied Biosystems Group ...                Biotechnology                     52,600        992,562
 (a)BMC Software Inc. .......................                   Software                      236,790      3,743,650
    Boise Cascade Corp. .....................               Specialty Retail                  127,100      4,229,888
    Bristol-Myers Squibb Co. ................               Pharmaceuticals                   146,600      3,470,022
 (a)Cadence Design Systems Inc. .............                   Software                      133,000      1,734,320
    CIGNA Corp ..............................       Health Care Providers & Services           31,500      2,193,345
    Electronic Data Systems Corp. ...........                 IT Services                      61,000      1,182,790
 (a)Gartner Inc., B .........................        Commercial Services & Supplies           180,118      2,080,363
 (a)Hospira Inc. ............................       Health Care Equipment & Supplies           13,764        421,178
 (a)Interpublic Group of Cos. Inc. ..........                    Media                        169,100      1,790,769
 (a)Invitrogen Corp. ........................                Biotechnology                     46,680      2,566,933
 (a)King Pharmaceuticals Inc. ...............               Pharmaceuticals                    75,000        895,500
    Kraft Foods Inc., A .....................                Food Products                    103,000      3,267,160
 (a)Kroger Co. ..............................           Food & Staples Retailing              197,800      3,069,856
    Pfizer Inc. .............................               Pharmaceuticals                   115,484      3,533,810
    Raytheon Co. ............................             Aerospace & Defense                 160,920      6,111,742
    SBC Communications Inc. .................    Diversified Telecommunication Services       217,490      5,643,866
    Target Corp. ............................               Multiline Retail                   54,900      2,484,225
 (a)Time Warner Inc. ........................                    Media                        101,100      1,631,754
 (a)Toys R Us Inc. ..........................               Specialty Retail                  166,700      2,957,258
                                                                                                        ------------
                                                                                                          69,901,328
                                                                                                        ------------
    TOTAL COMMON STOCKS (COST $319,999,183) .                                                            357,572,729
                                                                                                        ------------


6 | Quarterly Statement of Investments

TEMPLETON GLOBAL OPPORTUNITIES TRUST

--------------------------------------------------------------------------------
                                                      PRINCIPAL
                                                        AMOUNT        VALUE
--------------------------------------------------------------------------------
    CORPORATE BONDS (COST $1,750,408) .5%
    CAYMAN ISLANDS .5%
    Vale Overseas Ltd., 8.25%, 1/17/34 ............ $ 2,000,000   $  1,950,100
                                                                  ------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
      (COST $321,749,591) .........................                359,522,829
                                                                  ------------
    REPURCHASE AGREEMENTS (COST $7,651,000) 2.1%
    UNITED STATES 2.1%
 (b)Dresdner Bank AG, 1.70%, 10/01/2004
      (Maturity Value $7,651,361) Collateralized
      by U.S. Treasury Bills, Notes and Bonds,
      and U.S. Government Agency Securities .......   7,651,000      7,651,000
                                                                  ------------
    TOTAL INVESTMENTS (COST $329,400,591)
      100.2% ......................................                367,173,829
    OTHER ASSETS, LESS LIABILITIES (.2)% ..........                   (748,059)
                                                                  ------------
    NET ASSETS 100.0% .............................               $366,425,770
                                                                  ============

(a)   Non-income producing.

(b) At September 30, 2004, all repurchase agreements had been entered into on September 29, 2004.


                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 7

TEMPLETON GLOBAL OPPORTUNITIES TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At September 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ......................................        $ 322,211,662
                                                                  =============
Unrealized appreciation ..................................        $  75,116,870
Unrealized depreciation ..................................          (37,805,702)
                                                                  -------------
Net unrealized appreciation (depreciation) ...............        $  31,311,168
                                                                  =============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 29, 2004



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  November 29, 2004